ACCRUED WARRANTY COSTS (Tables)	9 Months Ended
Sep. 30, 2013
Warranty Activity

The Group’s warranty activity is summarized below:

	Nine Months Ended September 30,
	2012	2013	2013
	(RMB’000)	(RMB’000)	(US$’000)
	(unaudited)	(unaudited)
Beginning balance	162,133	177,869	29,063
Warranty provision	25,983	31,226	5,102
Warranty reversal	(9,569)	(9,605)	(1,569)
Warranty claims	(7,077)	(24,413)	(3,989)

Ending balance	171,470	175,077	28,607